Trade and other receivables - Summary of trade and other receivables (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Trade and other receivables [abstract]
Trade receivables	£ 1,551	£ 1,899
Accrued income	869	883
Prepayments	408	237
Other receivables	158	134
Trade and other receivables	£ 2,986	£ 3,153	£ 2,795	£ 2,798